TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

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Transamerica Small/Mid Cap Value

The following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Small/Mid Cap Value relating to Systematic Financial Management, L.P. under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the fund’s investment manager:

Sub-Adviser:	Portfolio Manager:
Systematic Financial Management, L.P.	Kenneth Burgess, CFA, Portfolio Manager since 2011

The following replaces the corresponding information in the Prospectuses for Transamerica Small/Mid Cap Value relating to Systematic Financial Management, L.P. under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Kenneth Burgess, CFA	Systematic Financial Management, L.P.	Portfolio Manager of the fund since 2011; Managing Partner of Systematic Financial Management, L.P. since 1997, and employed with them since 1993; Specialties include cash flow analysis and small cap equities

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The following replaces the corresponding information in the Statements of Additional Information, as applicable, under the section entitled “Portfolio Managers – Systematic Financial Management, L.P. (“Systematic”)”:

Transamerica Small/Mid Cap Value - Systematic

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Kenneth Burgess, CFA	1	$196 million	0	$0	304	$780 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Kenneth Burgess, CFA	0	$0	$0	0	$0	0

Ownership of Securities

As of October 31, 2016 the portfolio manager(s) did not beneficially own any shares of the fund(s), except as follows:

Portfolio Manager	Range of Securities Owned	Fund
Kenneth Burgess, CFA	$100,001-$500,000	Transamerica Small/Mid Cap Value
Eoin E. Middaugh	$ 50,001-$100,000	Transamerica Small/Mid Cap Value
Eoin E. Middaugh	$100,001-$500,000	Transamerica Small Cap Core
D. Kevin McCreesh, CFA	$100,001-$500,000	Transamerica Small Cap Core

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Investors Should Retain this Supplement for Future Reference

March 29, 2017